Summary of Significant Accounting Policies (Tables)	33 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Fair Value Measurements Using					Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, September 30, 2013 $	Balance, December 31, 2012 $	Quoted prices in active markets for identical instruments (Level 1) $	Significant other observable inputs (Level 2) $	Significant unobservable inputs (Level 3) $	Balance, December 31, 2012 $	Balance, December 31, 2011 $
Convertible debenture	–	–	–	3,985	–	–	–	–	–	487,331